                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-2788
                                  ---------------------------------------------

               The GNMA Fund Investment Accumulation Program, Inc.
-------------------------------------------------------------------------------
                                  Name of Fund

                                  P.O. Box 9011
                            Princeton, NJ 08543-9011
-------------------------------------------------------------------------------
                                  Fund Address

 Terry K. Glenn, President, The GNMA Fund Investment Accumulation Program, Inc.,
                 800 Scudders Mill Road, Plainsboro, NJ, 08536
            Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011
-------------------------------------------------------------------------------
                     Name and address of agent for service

Registrant's telephone number, including area code:  (609) 282-2800
                                                   ----------------------------

Date of fiscal year end: 12/31/03
                        --------------------------
Date of reporting period: 01/01/03 - 06/30/03
                         -------------------------

Item 1 - Attach shareholder report

                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003

To Our Shareholders:

    We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six-month period ended June 30, 2003.

    During the period the Program generated net investment income of 5.62% as an annualized percentage of average net assets and paid dividends of $.54 per share.

    During the period, interest rates on 30 year Treasury securities fluctuated to a low of 4.17% in June from a high of 5.07% in January. GNMA current coupons purchased for the Program fluctuated between 5.00% to 6.00% during the year. Principal paydowns of the GNMA pools held in the Program averaged $6.2 million per month. Purchases of Program shares averaged $1.1 million per month and redemptions averaged $1.3 million per month.

    Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in Short Term Treasury Bills. This contributed $16,990 of income to the Program.

    This Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend, and barring any dramatic change in interest rates should provide investors with attractive returns in the future.

OFFICERS AND DIRECTORS                               Sincerely,

                                                    [/S/ TERRY K. GLENN]

Terry K. Glenn-President and Director
Leonard I. Shankman-Director
Robert A. Kavesh-Director
Frank Viola-Vice President
Donald C. Burke-Treasurer
Phillip S. Gillespie-Secretary                       Terry K. Glenn
                                                     President
CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 974 Wall Street Station
New York, NY 10286-0974

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM,INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2003
--------------------------------------------------------------------------------

                                                  INTEREST       RANGE OF           FACE                           VALUE
              SECURITY DESCRIPTION                  RATE        MATURITIES        AMOUNT*          COST*         (NOTE 1A)
              --------------------                --------      ----------        -------          -----         ---------
MORTGAGE-BACKED SECURITIES
Government National Mortgage Association, TBA***    5.00%        07/01/33       $  5,800,000   $    5,936,844   $  5,941,375

Government National Mortgage Association            5.00     11/15/32-06/15/33    24,855,054       25,140,879     25,538,567

Government National Mortgage Association            5.50     03/15/32-03/15/33    20,470,173       20,804,703     21,365,944

Government National Mortgage Association            6.00     11/15/23-12/15/32    38,814,945       38,865,562     40,719,303

Government National Mortgage Association            6.50     05/15/23-04/15/32    26,578,062       26,581,103     27,915,356

Government National Mortgage Association            7.00     03/15/22-12/15/30    20,909,155       21,031,161     22,091,818

Government National Mortgage Association            7.50     02/15/22-11/15/30     8,122,649        8,165,499      8,632,849

Government National Mortgage Association            8.00     03/15/17-05/15/30     3,074,210        3,090,564      3,340,162

Government National Mortgage Association            8.50     06/15/16-05/15/25     1,459,410        1,471,620      1,573,912

Government National Mortgage Association            9.00     04/15/16-10/15/21     1,061,269        1,062,615      1,153,223

Government National Mortgage Association            9.50     10/15/09-11/15/20     1,057,235        1,058,259      1,148,732

Government National Mortgage Association           10.00     02/15/16-06/15/18       867,999          870,156        995,514

Government National Mortgage Association           11.50     04/15/13-12/15/15       304,799          300,823        362,435

Government National Mortgage Association           12.00     02/15/13-11/15/15       221,975          223,262        265,673

Government National Mortgage Association           13.00         04/15/13             16,063           16,297         19,442

Government National Mortgage Association           13.50         05/15/11              2,966            2,865          3,610

Government National Mortgage Association           14.50         04/15/13             16,480           16,863         20,244

Government National Mortgage Association           15.00         06/15/13             89,798           92,375        111,016

Government National Mortgage Association           16.00     03/15/12-04/15/12        54,253           55,461         67,828

Government National Mortgage Association           17.00     10/15/11-01/15/12       195,919          202,509        248,086
                                                                                ------------   --------------   ------------
Total Mortgage-Backed Securities                                                 153,972,414      154,989,420    161,515,089
                                                                                ------------   --------------   ------------
SHORT-TERM SECURITIES

United States Treasury Bills                        5.00         07/17/03          6,000,000        5,998,027      5,998,027
                                                                                ------------   --------------   ------------
Total Short-Term Securities                                                        6,000,000        5,998,027      5,998,027
                                                                                ------------   --------------   ------------
Total Investments--103%.......................................................  $159,972,414   $  160,987,447** $167,513,116
                                                                                ============   ==============
Liabilities in Excess of Other Assets--(3%)..................................................................    (4,200,405)
                                                                                                                ------------
Net Assets--Equivalent to $21.51 net asset value per share on 7,593,923 shares of capital stock                 $163,312,711
outstanding--100%............................................................................................
                                                                                                                ============

  * Original face amounts and related costs are reduced by principal payment pass-throughs.
 ** Aggregate cost for Federal tax purposes.
*** Represents a "to-be-announced" (TBA) transaction. See Note 1(f) to Financial Statements.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS:

Investments at Value (Identified Cost $160,987,447).........  $167,513,116

  Cash......................................................     7,160,627

  Interest Receivable.......................................       772,724

  Other.....................................................        30,394
                                                              ------------

    Total Assets............................................  $175,476,861
                                                              ------------

LIABILITIES:

  Payable for Securities Purchased..........................    11,951,787

  Accounts Payable and Accrued Expenses.....................       156,191

  Payable for Capital Stock Reacquired......................        29,274

  Payable to Administrators.................................        26,898
                                                              ------------

    Total Liabilities.......................................  $ 12,164,150
                                                              ------------

NET ASSETS                                                    $163,312,711
                                                              ------------

CAPITAL:

Capital Stock Par Value $.01 per share
    (7,593,923 shares issued, 25,000,000 of shares
    authorized).............................................  $     75,939

Paid-in Capital in excess of par............................   156,774,433

Undistributed Net Investment Income.........................       (63,329)

Unrealized Appreciation.....................................     6,525,668
                                                              ------------

NET ASSETS (Equivalent to $21.51 net asset value per
    share)..................................................  $163,312,711
                                                              ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE SIX-MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:

INCOME:

  Interest Income and Premium Amortization..................             $ 4,618,653

EXPENSES:

  Custodian, Transfer and Dividend Disbursing Agent Fees....   194,688

  Administration Fee........................................   162,902

  Printing and Mailing......................................    93,553

  Professional Fees.........................................    73,282

  Directors' Fees & Expenses................................    11,000

  Other.....................................................    10,725
                                                              --------

    Total Expenses..........................................                 546,150
                                                                         -----------

    Net Investment Income...................................               4,072,503
                                                                         -----------

UNREALIZED GAIN ON INVESTMENTS:

  Change in Unrealized Appreciation of Investments..........              (1,095,178)
                                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $ 2,977,325
                                                                         ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX-MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2003              2002
                                                              ----------------   --------------
INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:

Net Investment Income.......................................    $  4,072,503      $  9,337,712

Increase in Unrealized Appreciation of Investments..........      (1,095,178)        5,209,586
                                                                ------------      ------------

Net Increase in Net Assets Derived from Operations..........       2,977,325        14,547,298
                                                                ------------      ------------

Dividends to Shareholders...................................      (4,116,326)       (9,447,055)
                                                                ------------      ------------

Capital Share Transactions (Exclusive of Net Equalization
  Debits Allocated to Undistributed Net Investment Income):

Net Proceeds from Sale of Capital Stock.....................       2,944,014         7,344,178

Net Asset Value of Shares Issued to Shareholders in
  Reinvestment of Dividends.................................       3,716,822         8,520,293
                                                                ------------      ------------

                                                                   6,660,836        15,864,471

Cost of Capital Stock Reacquired............................      (7,990,978)      (24,198,571)

Net Equalization (Debits) included in the Price of Capital
  Stock Sold and Reacquired.................................         (19,507)          (84,147)
                                                                ------------      ------------

Decrease in Net Assets from Capital Stock Transactions......      (1,349,649)       (8,418,247)
                                                                ------------      ------------

Total Decrease in Net Assets................................      (2,488,650)       (3,318,004)

NET ASSETS:

Beginning of Period.........................................     165,801,361       169,119,365
                                                                ------------      ------------

End of Period...............................................    $163,312,711      $165,801,361
                                                                ============      ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX
                                        MONTHS
                                         ENDED                        FOR THE YEAR ENDED DECEMBER 31,
                                       JUNE 30,       ----------------------------------------------------------------
                                         2003           2002          2001          2000          1999          1998
                                       ---------      --------      --------      --------      --------      --------
SELECTED DATA FOR A SHARE OF CAPITAL
  STOCK OUTSTANDING THROUGHOUT EACH
  PERIOD:

Net Asset Value, Beginning of
  Period............................   $  21.66       $  21.01      $  20.78         19.95         21.09         21.03
                                       --------       --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income...............       0.53           1.19          1.28          1.32          1.28          1.33

Net Realized and Unrealized Gain
  (Loss) on Investments.............      (0.14)          0.67          0.26          0.79         (1.15)         0.09
                                       --------       --------      --------      --------      --------      --------

  Total From Investment Operations..       0.39           1.86          1.54          2.11          0.13          1.42
                                       --------       --------      --------      --------      --------      --------

Dividend Distributions from Net
  Investment Income.................      (0.54)         (1.21)        (1.31)        (1.28)        (1.27)        (1.36)
                                       --------       --------      --------      --------      --------      --------

Net Asset Value, End of Period......   $  21.51       $  21.66      $  21.01      $  20.78      $  19.95      $  21.09
                                       ========       ========      ========      ========      ========      ========

TOTAL INVESTMENT RETURN.............       1.84%+         9.12%         7.60%        10.98%         0.57%         7.02%
                                       ========       ========      ========      ========      ========      ========

SIGNIFICANT RATIOS/SUPLEMENTAL DATA

Net Assets, End of Period
  (in thousands)....................   $163,313       $165,801      $169,119      $172,596      $180,890      $200,394
                                       ========       ========      ========      ========      ========      ========

Operating Expenses to Average Net
  Assets............................       0.67%*         0.63%         0.58%         0.58%         0.60%         0.56%
                                       ========       ========      ========      ========      ========      ========

Net Investment Income to Average Net
  Assets............................       5.62%*         5.59%         6.07%         6.53%         6.37%         6.29%
                                       ========       ========      ========      ========      ========      ========

Portfolio Turnover Rate.............          0%             0%            0%            0%            0%            0%
                                       ========       ========      ========      ========      ========      ========

 * Annualized
+ Aggregate Total Investment Return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940 as a diversified open-end management company. The Program's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

The following is a summary of significant accounting policies consistently followed by the Program.

(a)  Investments are valued by the Program's
     pricing agent, FT Interactive Data.
     These values are not necessarily bids
     or actual last sale prices but are
     estimates of the prices at which the
     pricing agent believes the Program
     could sell such investment securities.

(b)  It is the Program's policy to comply
     with the requirements of the Internal
     Revenue Code applicable to regulated
     investment companies and to distribute
     all of its income to its shareholders.
     Therefore, no Federal income tax
     provision is required.

(c)  Security transactions are recorded on
     the date the securities are purchased
     or sold (the trade date). Interest
     income including amortization of
     discount less premium amortization is
     recorded as earned. Dividend
     distributions to shareholders are
     recorded on the ex-dividend date.

(d)  The Program follows the accounting
     practice known as "Equalization" by
     which a portion of the proceeds from
     sales and costs of reacquiring capital
     shares, equivalent on a per share basis
     to the amount of distributable net
     investment income on the date of the
     transaction, is credited or charged to
     undistributed net investment income. As
     a result, undistributed net investment
     income per share is unaffected by sales
     or reacquisitions of capital stock.

(e)  Paydown gains and losses are recorded
     as adjustments to net investment
     income.

(f)  The Program invested in securities on a
     when-issued basis. Payment and delivery
     may take up to a month after the date
     of the transaction. The price of the
     underlying securities and the date when
     the securities will be delivered and
     paid for are fixed at the time the
     transaction is negotiated. Liquid
     securities or cash is earmarked in an
     amount at least equal to these
     commitments. Securities held for this
     purpose cannot be sold while the
     commitment is outstanding, unless
     replaced with other assets.

2. ADMINISTRATION AGREEMENT

The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., Morgan Stanley DW, Inc., and Salomon Smith Barney Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program. For these services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

Certain officers and/or directors of the Program are officers of MLIM.

3. INVESTMENTS

During the period ended June 30, 2003 purchases, excluding short-term securities, totaled $36,338,028. There were no sales of securities.

As of June 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $6,525,668. The aggregate cost of investments at June 30, 2003 for Federal income tax purposes was $160,987,447.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

4. CAPITAL SHARES

                                                                SIX-MONTHS           YEAR ENDED
                                                                  ENDED             DECEMBER 31,
                                                              --------------   -----------------------
                                                              JUNE 30, 2003       2002         2001
                                                              --------------   ----------   ----------
Shares sold.................................................      137,664         345,939      513,532

Shares issued to shareholders in reinvestment of
  dividends.................................................      172,531         401,546      363,604
                                                                 --------      ----------   ----------

Total.......................................................      310,195         747,485      877,136

Shares reacquired...........................................     (371,735)     (1,139,530)  (1,136,802)
                                                                 --------      ----------   ----------

Net Decrease................................................      (61,540)       (392,045)    (259,666)
                                                                 ========      ==========   ==========

5. DISTRIBUTIONS TO SHAREHOLDERS

The Program distributes, monthly, substantially all of its net investment income. Net realized capital gains, if any, are distributed annually.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) AUDIT FEES - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) AUDIT-RELATED FEES - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) TAX FEES - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) ALL OTHER FEES - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley
        Act. Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The GNMA Fund Investment Accumulation Program, Inc.

         By:   /s/ TERRY K. GLENN
              -----------------------
              Terry K. Glenn,
              President of
              The GNMA Fund Investment Accumulation Program, Inc.

         Date: August 21, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:   /s/ TERRY K. GLENN
              -----------------------
              Terry K. Glenn,
              President of
              The GNMA Fund Investment Accumulation Program, Inc.

         Date: August 21, 2003

         By:   /s/ DONALD C. BURKE
              -----------------------
              Donald C. Burke,
              Chief Financial Officer of
              The GNMA Fund Investment Accumulation Program, Inc.

         Date: August 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.